Working capital - Trade and other payables (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	£ 2,014	£ 1,333
Interest payable	124	152
Tax and social security excluding income tax	656	698
Other payables	606	420
Accruals	1,152	971
Deferred income	72	79
Dividend payable to non-controlling interests	24	30
Trade and other payables	4,648	3,683
Non-current liabilities
Disclosure of trade and other payables [Line Items]
Trade payables	0	0
Interest payable	0	0
Tax and social security excluding income tax	0	0
Other payables	338	175
Accruals	0	0
Deferred income	0	0
Dividend payable to non-controlling interests	0	0
Trade and other payables	£ 338	£ 175